Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 9 – FEDERAL HOME LOAN BANK ADVANCES

The advance type, balances and interest rate ranges at December 31, 2012 and 2011 are as follows:

December 31, 2012
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range

Fixed Rate Bullet	$20,000	0.61% to 3.22%	1.43%	October 2014 through August 2017
Putable	5,000	2.95%	2.95%	January 2013
Mortgage	23	3.00%	3.00%	July 2013
Variable Rate	8,988	0.50%	0.50%	January 2013
LIBOR Adjustable	15,000	0.53% to 0.57%	0.56%	September 2015 through July 2016

Total advances	49,011

Yield adjustment on acquired FHLB advances	(2)

Total	$49,009

December 31, 2011
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range

Fixed Rate Bullet	$39,000	0.28% to 4.90%	1.39%	February 2012 through January 2015
Putable	5,000	2.95%	2.95%	January 2013
Mortgage	52	3.00%	3.00%	July 2013
Variable Rate	12,975	0.40%	0.40%	January 2012 through June 2012
LIBOR Adjustable	15,000	0.66% to 0.78%	0.70%	September 2015 through July 2016

Total advances	72,027

Yield adjustment on acquired FHLB advances	(6)

Total	$72,021

The Bank was authorized to borrow up to $75,829 from the Federal Home Loan Bank (FHLB) at December 31, 2012 and up to $74,864 at December 31, 2011. At December 31, 2012 and 2011 the Bank had indebtedness to the FHLB totaling $49,011 and $72,027. The FHLB advances held by the Bank consisted of five different types as of December 31, 2012 and 2011. Fixed Rate Bullet Advances carry a fixed interest rate throughout the life of the advance and may not be prepaid prior to maturity without a fee being assessed by the FHLB. Putable Advances have stated interest adjustment dates on which the FHLB will have the option to adjust the interest rate and will continue to have this option quarterly thereafter. These advances may not be prepaid by the Bank prior to the FHLB exercising its option to adjust the interest rate. Mortgage Advances carry a fixed interest rate and require annual payments of the remaining principal balance. These advances may not be prepaid by the Bank prior to maturity without a fee being assessed by the FHLB. Variable Rate Advances carry a variable rate throughout the life of the advance. All of the Variable Rate Advances held by the Bank as of December 31, 2012 were short-term advances and may be prepaid at any time. LIBOR Adjustable Advances carry an adjustable interest rate which reset quarterly based on the 3 Month LIBOR rate at the reset date, plus a spread. These advances may be called by the FHLB on a quarterly basis.

The required payments over the next five years are as follows:

2013	$14,011
2014	5,000
2015	15,000
2016	10,000
2017	5,000

At December 31, 2012, in addition to FHLB stock, the Bank pledged mortgage, home equity and commercial real estate loans totaling approximately $86,882 to the FHLB to secure advances outstanding. At December 31, 2011, the Bank pledged mortgage, home equity and commercial real estate loans totaling approximately $99,771 to the FHLB to secure advances outstanding. At December 31, 2012 and 2011, the Bank also pledged U.S. government sponsored agency securities totaling $31,036 and $18,601 to the FHLB to secure advances outstanding.